Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
EBP, Contribution	In addition, the Company provides a basic (non-elective cash) contribution each pay period based on a percentage of the participant’s eligible compensation as follows:

Age Plus Years of Service	Company Basic Contribution
Less than or equal to 49	4%
50 - 69	5%
70+	6%
Employee deferral contribution limits for 2025 were as follows:

Deferral limit as a percentage of compensation	50%
Maximum annual deferral limit (a)	$23,500
(a)Participants who were age 50-59 and 64+ by December 31, 2025, were eligible to make additional deferral contributions (“catch-up” contributions) of up to $7,500 in 2025. Participants who were 60-63 by December 31, 2025 were eligible to make catch-up contributions of up to $11,250 in 2025. Catch-up contributions are not matched.